Expected Credit Losses on Financial Assets and Reconciliation of carrying amount - ECLs measured using simplified approach (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	R$ 229,197,214	R$ 177,681,987
Evaluated at amortized cost | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,056,055	7,577,150
Evaluated at amortized cost | Securities trading and intermediation | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,047,011	3,376,179
Evaluated at amortized cost | Accounts Receivable | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	745,097	632,673
Evaluated at amortized cost | Others | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	R$ 4,263,947	R$ 3,568,298